MFS SERIES TRUST X | MFS® Emerging Markets Debt Fund
MFS® Emerging Markets Debt Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).